GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at March 31, 2021 (Unaudited)

Shares	Common Stocks: 96.6%	Value

	Energy - Alternate Sources: 1.4%
762	Maxeon Solar Technologies Ltd	$24,049
3,500	SunPower Corp.*	117,075
		141,124

	Oil & Gas - Exploration & Production: 25.0%
12,300	Canadian Natural Resources Ltd.	380,246
262,000	CNOOC Ltd.	273,996
7,400	ConocoPhillips	391,978
2,311,662	Deltic Energy PLC	51,783
16,900	Devon Energy Corp.	369,265
51,490	Diversified Gas & Oil PLC	78,787
298,417	EnQuest PLC*	72,977
5,650	EOG Resources Inc.	409,794
93,214	JKX Oil & Gas PLC*	33,730
137,690	Pharos Energy PLC	43,371
2,650	Pioneer Natural Resources Company	420,873
5,221,570	Reabold Resources PLC*	42,108
		2,568,908
	Oil & Gas - Field Services: 4.6%
23,780	Helix Energy Solutions Group, Inc.*	120,089
12,800	Schlumberger Ltd.	348,032
		468,121
	Oil & Gas - Integrated: 57.6%
100,610	BP PLC	408,653
4,220	Chevron Corp	442,214
610,000	China Petroleum & Chemical	324,850
32,680	Eni SpA	402,153
20,010	Equinor ASA	391,367
8,150	Exxon Mobil Corp	455,014
28,650	Galp Energia Sgps Sa	333,277
58,400	Gazprom OAO - ADR	348,298
17,651	Imperial Oil Ltd.	427,545
8,198	OMV AG	415,875
864,000	PetroChina Co., Ltd. - H Shares	312,301
33,071	Repsol SA	409,524
21,180	Royal Dutch Shell PLC - Class A	417,257
18,776	Suncor Energy, Inc.	392,493
9,190	TOTAL SA	428,641
		5,909,462

	Oil & Gas - Pipelines and Transportation: 4.0%
11,400	Enbridge Inc.	$414,960

	Oil Refining & Marketing: 4.0%
5,669	Valero Energy, Corp.	405,900

	Total Common Stocks	9,908,475
	(cost $13,486,240)

	Total Investments in Securities	9,908,475
	(cost $13,486,240): 96.6%

	Other Assets less Liabilities: 3.4%	350,861

	Net Assets: 100.0%	$10,259,336

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company